Capital Structure	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Capital Structure
10.	CAPITAL STRUCTURE

Reverse Take Over Transaction — On April 16, 2014, WPHI consummated the Merger with NPS Corp. (formerly Mira III). Under the Merger Agreement, WPHI exchanged 12,840,187 its shares of common shares, constituting all of its outstanding shares for NPS Corp. common shares. As a result, holders of WPHI stock received 3,946,701 voting common shares and 8,893,486 class B restricted voting common shares which are convertible into voting common shares on a one-for-one basis at the option of the holder thereof at any time after July 15, 2014. During the third quarter 3,421,125 of class B restricted voting common shares were converted into the same number of voting common shares. At the time of the transaction Mira III had 359,375 common shares outstanding which were exchanged on a one-for-one basis for the same number of voting common shares of NPS Corp. WPHI’s Senior Secured Convertible Notes with a carrying value of $12,320 were converted into 1,016,534 voting common shares and 2,368,221 class B restricted voting common shares. Finally, the outstanding stock options held by former directors and officers of Mira III and a placement agent from Mira III’s initial public offering were split into 43,125 options.

Since the shareholders of WPHI received the majority of the voting shares of NPS Corp., the Merger was accounted for as a RTO whereby WPHI was the accounting acquirer (legal acquiree) and NPS Corp. was the accounting acquiree (legal acquirer) under reverse takeover accounting. The net assets of the combined entity have been included in the balance sheet at September 30, 2014. The statements of operations include the operations of the accounting acquirer for the periods presented and the operations of the legal acquirer from the date of the Merger. NPS Corp. has no stated par on its common shares and as such, all of the stated capital value of NPS Corp. and Mira III is presented as the resulting common share value of $133,963 in the caption “effect of reverse takeover” on the shareholder equity (deficiency) statement, and was reclassified into common share value. The remaining additional Paid-in Capital (“APIC”) included the accumulation of stock based compensation expense and the difference between the consideration issued to the Mira III shareholders and Mira III’s net liabilities acquired of $1,410. The Company recorded the assets and liabilities of Mira III as follows:

Net assets of Mira III:

Prepaids	$4
Accounts payable and accrued liabilities	(106)

Net liabilities acquired	(102)
Consideration paid- Mira III stock at fair value	1,308

Reduction in APIC	$(1,410)

Private Placement — The Company completed a private placement on April 16, 2014, issuing 6,125,000 shares of no stated par value voting common shares at price per share of $3.64 for total gross proceeds, before placement commissions and expenses, of $22,273. The placement agent received cash commissions equal to 6% of the gross proceeds. Such commissions equaled $1,522 and were charged against the gross proceeds. The placement agent also received stock options to purchase the Company’s common shares equal to 6% of shares (or 367,500 options) sold in the offering. Such stock options had a fair value of $620 and were fully vested as of April 16, 2014. Each option has an exercise price of $3.64 per share and is exercisable for two years. In calculating the value of the stock options with the Black-Scholes model, the Company assumed (i) a risk free rate equal to the rate of the two year treasury prevailing at April 16, 2014, (ii) a volatility of 87.0%, the average of a set of guideline companies determined to be representative of the Company at that time, and (iii) an expected term of two years. The Company charged $1,128 of direct legal, accounting and printing fees to the gross proceeds.

New Capital Structure

Common Shares-No Par — In connection with the RTO the Company’s resulting authorized capital consists of an unlimited number of voting common shares and an unlimited number of class B restricted voting shares. As of September 30, 2014, there were 14,893,981 voting common shares issued and outstanding and 7,840,582 class B restricted voting shares issued and outstanding. The class B restricted voting shares are convertible into voting common shares on a one-for-one basis at the option of the holder thereof at any time after July 15, 2014. The holders of the class B restricted voting shares are entitled to receive notice of and to attend all meetings of the Company’s shareholders and to vote on all matters properly presented at any such meeting, provided that the holders of the class B restricted voting shares are not entitled to vote for the election or removal of the Company’s directors. On November 20, 2014 the Company exercised its option to convert all outstanding Class B shares to common shares, effective November 30. 2014.

2014 Reverse Stock Split — In conjunction with but prior to the reverse takeover transaction disclosed above, on April 16, 2014, each of the 20,000,075 shares of WPHI common shares issued and outstanding were automatically combined, reclassified and changed into 0.6420084 of one fully paid and non-assessable share of common shares resulting in a post-split total of 12,840,187 shares, without any action on the part of the holder thereof. All shares of common shares issued to any shareholder (including as a result of the conversion of senior secured convertible notes into common shares) were aggregated for the purpose of determining the number of shares of common shares to which such holder was entitled to receive. The effect of this transaction was retrospectively applied to the financial statements presented in this filing, as required by the SEC’s Staff Accounting Bulletin (“SAB”) 4c. As a result, all share and per share data have been retroactively adjusted to give effect to this reverse stock split.

The accounting effect of the 2014 reverse stock split resulted in the par value per share of the Company’s common shares being the same after the reverse stock split. On the effective date, the stated capital on the Company’s consolidated balance sheet attributable to common shares was reduced and the additional paid-in-capital account was increased by the amount of the stated capital reduction.

Capital Structure Prior to the RTO

2013 Stock Split — On August 28, 2013, the board of directors approved the conversion of all outstanding Series A, B and C-2 preferred stock to common shares and a subsequent 1 for 11.6087 reverse split of the Company’s outstanding common shares. The Board also approved recommending that the Company’s shareholders approve amendments to the Company’s Certificate of Incorporation to effect such activities. The Company’s shareholders approved these amendments by written consent dated September 10, 2013. The split shares were effective on September 16, 2013. Relevant financial data has been retroactively adjusted in these financial statements to reflect the 1 for 11.6087 reverse stock-split.

2013 Recapitalization — As presented in Note 8, Debt and Senior Secured Convertible Notes, the Company closed two offerings of convertible notes during 2013. Investors in the September offering also were issued an aggregate of approximately 6.4 million shares of common shares. Upon the closing of this offering, the shares of the Company’s formerly outstanding Series C-1 preferred stock held by investors participating in this note financing were converted into additional notes at the rate of one dollar face amount of convertible note for every three dollars in liquidation preference of Series C-1 preferred stock. This non-cash conversion increased total convertible notes outstanding by an additional $5,250. The convertible notes bore interest at a rate of 6% per annum payable upon maturity at June 30, 2014 or conversion to equity securities. These notes were set up to automatically convert into equity securities issued by the Company in a subsequent “Qualified Financing” (defined as a future equity financing resulting in aggregate gross proceeds of at least $10,000 or any other future equity financing that is approved by the Company and holders of at least 60% of the aggregate principal amount of the convertible notes). Simultaneously with the convertible note offering described above, all outstanding shares of Series A, Series B and Series C-2 preferred stock, together with all accumulated dividends thereon, were converted into common shares based on an enterprise value of $50,000.

Preferred Stock — Prior to the completion of the RTO, WPHI had 6,000,000 authorized shares of Preferred Stock, of which 3,000,000 were designated as Series X-1 Preferred Stock (“Series X-1 preferred stock”), and 3,000,000 were designated as Series X-2 Preferred Stock (“Series X-2 preferred stock” and together with the Series X-1 preferred stock, the “Series X preferred stock”). Such preferred stock was canceled as part of the completion of the reverse takeover transaction as explained above.

Series A Preferred Stock — WPHI had issued 3,540,000 shares of Series A preferred stock and 14,683 shares of common shares to the founding investors in August 2008 for cash consideration of $17,700, all of which were converted in 2013 to common shares as described above in the section 2013 Recapitalization.

Series B Preferred Stock — WPHI had issued 7,286,232 shares of Series B preferred stock in October and November 2009, at a face amount of $6.00 per share, for aggregate cash consideration of $43,532, net of issuance costs of $185. WPHI had issued an additional 2,121,707 shares of Series B preferred stock in December 2010 for aggregate cash consideration of $12,730 under the same terms as the 2009 offering. All of such Series B Preferred Stock was converted in 2013 to common shares as described above in the section 2013 Recapitalization.

Series C Preferred Stock — In August 2011, WPHI sold units consisting of one share of Series C-1 preferred stock and a warrant to purchase four shares of Series C-2 preferred stock at an exercise price of $0.50 per share. The price per unit was $6.30. WPHI issued 1,608,322 shares of Series C-1 preferred stock, at a face amount of $6.30 per share, and warrants to purchase 6,433,288 shares of Series C-2 preferred stock (the “Warrants”) for aggregate cash consideration of $10,016, net of issuance costs of $115. All of such Series C-1, C-2 and Warrants were converted to common shares or convertible notes as described above in the section 2013 Recapitalization and Note 8 Debt and Senior Secured Convertible Notes.

Series X Preferred Stock — The Series X-1 preferred stock was reserved for holders of options to purchase common shares of Northern, restricted stock units to acquire common shares of Northern, or common shares of Northern issued under Northern’s 2011 Stock Option and Grant Plan. The Series X-2 preferred stock was reserved for holders of options to purchase common shares of Utility Scale, restricted stock units to acquire common shares of Utility Scale, or common shares of Utility Scale issued under Utility Scale’s 2011 Stock Option and Grant Plan. As a result of the termination of these stock option plans in connection with the option exchange offer described in Note 11, the Company will not be issuing any shares of Series X-1 or X-2 preferred stock. Such stock expired as of April 16, 2014.

Dividend Restrictions — The Comerica line of credit prohibits the payment of any dividends without obtaining Comerica’s prior written consent.

Common Shares — Prior to the completion of the RTO, WPHI had authorized 44,000,000 shares of common shares, par value $0.01 per share. None of these shares were outstanding at September 30, 2014 as a result of the RTO.

Investors’ Rights Agreement — In August 2013, certain of WPHI’s investors entered into a Fourth Amended and Restated Investors’ Rights Agreement providing such investors with certain registration and other investment rights at any time prior to the termination of the agreement. The Investors’ Rights Agreement was amended and restated on the closing of the reverse takeover transaction to provide certain former security holders of WPHI (the “Rights Holders”) or their permitted transferees with registration rights under the Securities Act of 1933, as amended, of certain common shares of the Company held by them. These rights include demand registration rights, short-form registration rights and piggyback registration rights. All fees, costs and expenses of underwritten registrations will be borne by the Company and all selling expenses, including underwriting discounts and selling commissions, will be borne by the holders of the shares being registered. The rights under the Investors’ Rights Agreement shall only become effective upon the listing of the Company’s shares on a U.S. national securities exchange. Rights Holders which hold at least 50% of the shares covered by the agreement have the right to require the Company to list the common shares on a U.S. national securities exchange at any time after December 31, 2015.

Voting Agreement — Investors in WPHI previously were party to a Fourth Amended and Restated Voting Agreement providing certain board representation rights, a drag-along right, as well as a right of first refusal and co-sale right in the event shareholders proposed to transfer WPHI stock while the Voting Agreement was in effect. The Voting Agreement was terminated on the closing of the reverse takeover transaction as described above.

12.	CAPITAL STRUCTURE

Stock Split — On August 28, 2013, the board of directors approved the conversion of all outstanding Series A, B and C-2 preferred stock to common stock and a subsequent 1 for 11.6087 reverse split of the Company’s outstanding common stock. The Board also approved recommending that the Company’s shareholders approve amendments to the Company’s Certificate of Incorporation to effect such activities. The Company’s shareholders approved these amendments by written consent dated September 10, 2013. The split shares were effective on September 16, 2013. Relevant financial data has been retroactively adjusted in these financial statements to reflect the 1 for 11.6087 reverse stock-split.

Recapitalization — As presented in Note 9, Debt and Senior Secured Convertible Notes, the Company closed two offerings of convertible notes in the nine months ended September 30, 2013. Investors in the September offering also were issued an aggregate of approximately 10 million shares of common stock. Upon the closing of this offering, the shares of the Company’s formerly outstanding Series C-1 preferred stock held by investors participating in this note financing were converted into additional notes at the rate of one dollar face amount of convertible note for every three dollars in liquidation preference of Series C-1 preferred stock. This non-cash conversion increased total convertible notes outstanding by an additional $5,250. The convertible notes bear interest at a rate of 6% per annum payable upon maturity at June 30, 2014 or conversion to equity securities. These notes will automatically convert into equity securities issued by the Company in a subsequent “Qualified Financing” (defined as a future equity financing resulting in aggregate gross proceeds of at least $10,000 or any other future equity financing that is approved by the Company and holders of at least 60% of the aggregate principal amount of the convertible notes). Simultaneously with the convertible note offering described above, all outstanding shares of Series A, Series B and Series C-2 preferred stock, together with all accumulated dividends thereon, were converted into common stock based on an enterprise value of $50,000.

The Company currently is authorized to issue up to 6,000,000 shares of preferred stock and 44,000,000 shares of common stock.

Preferred Stock — At December 31, 2013, the Company had 6,000,000 authorized shares of Preferred Stock, of which 3,000,000 were designated as Series X-1 Preferred Stock (“Series X-1 preferred stock”), and 3,000,000 were designated as Series X-2 Preferred Stock (“Series X-2 preferred stock” and together with the Series X-1 preferred stock, the “Series X preferred stock”).

Series A Preferred Stock — The Company issued 3,540,000 shares of Series A preferred stock and 14,683 shares of common stock to the founding investors in August 2008 for cash consideration of $17,700.

The fair value of the common shares issued to the founding investors was $0.01 per common share as determined by the Company’s board of directors, issued in proportion to preferred stock ownership. In September 2008, the Company issued 7,750,200 shares of Series A preferred stock, at a face amount of $5.00 per share, for aggregate consideration of $36,759 net of issuance costs of $1,992.

The Company engaged a related party as its exclusive placement agent for the private placement equity offering subsequent to the closing of the wind turbine acquisition. Of the total equity raised by the Company in 2008, $13,001 is attributable to the purchase of 2,600,200 shares of Series A preferred stock by the placement agent on its own behalf and on behalf of its affiliates, officers, and investors. In September 2008, the Company paid the placement agent fees related to the offering totaling $1,938. Two of the placement agent’s managing directors were elected to the Company’s board of directors in September 2008, one of whom currently serves as chairman of the Company’s board of directors.

Series B Preferred Stock — The Company issued 7,286,232 shares of Series B preferred stock in October and November 2009, at a face amount of $6.00 per share, for aggregate cash consideration of $43,532, net of issuance costs of $185. The Company issued an additional 2,121,707 shares of Series B preferred stock in December 2010 for aggregate cash consideration of $12,730 under the same terms as the 2009 offering.

Series C Preferred Stock — In August 2011, the Company sold units consisting of one share of Series C-1 preferred stock and a warrant to purchase four shares of Series C-2 preferred stock at an exercise price of $0.50 per share. The price per unit was $6.30. The Company issued 1,608,322 shares of Series C-1 preferred stock, at a face amount of $6.30 per share, and warrants to purchase 6,433,288 shares of Series C-2 preferred stock (the “Warrants”) for aggregate cash consideration of $10,016, net of issuance costs of $115.

It was determined by the Company that the fair value of the Series C offering was $35,145, of which $21,994 was associated with the Series C-1 preferred stock and $13,151 was associated with the Warrants. As all current investors had the opportunity to participate in the offering of the Series C, the Company determined that the $25,014 difference between the fair value of the Series C ($35,145) and the capital raised ($10,131), was appropriately recorded as a stock dividend. The stock dividend reflects the value lost in their historical holdings and was recorded as an increase in the Company’s accumulated deficit.

Series X Preferred Stock — The Series X-1 preferred stock was reserved for holders of options to purchase common stock of Northern, restricted stock units to acquire common stock of Northern, or common stock of Northern issued under Northern’s 2011 Stock Option and Grant Plan. The Series X-2 preferred stock was reserved for holders of options to purchase common stock of Utility Scale, restricted stock units to acquire common stock of Utility Scale, or common stock of Utility Scale issued under Utility Scale’s 2011 Stock Option and Grant Plan. As a result of the termination of these stock option plans in connection with the option exchange offer described in Note 13, the Company will not be issuing any shares of Series X-1 or X-2 preferred stock.

Dividend restrictions — The Company’s line of credit prohibits the payment of any dividends without obtaining its lenders’ prior written consent.

Common Stock — The Company has authorized 44,000,000 shares of common stock, par value $0.01 per share, of which 12,840,187 are outstanding as of December 31, 2013.

At December 31, 2013, the Company had reserved 2,568,089 shares of common stock for both future exercise of outstanding stock options and shares available for future option grants.

Investors’ Rights Agreement — In August 2013, certain of the Company’s investors entered into a Fourth Amended and Restated Investors’ Rights Agreement (the “Investors’ Rights Agreement”) providing such investors (“Holders”) with certain registration and other investment rights at any time prior to the termination of the agreement. Pursuant to the agreement, the Company has granted a right of first offer to Holders obligating the Company, each time the Company proposes to offer any shares of or securities convertible into any class of its capital stock, to first offer such securities to Holders. Certain issuances, including securities to be issued pursuant to Board approved option plans or in a Qualified IPO (defined as a firm commitment public underwriting with gross proceeds of not less than $40,000 at a Company valuation of not less than $175,000, reduced by the aggregate amount of any Extraordinary Dividend but in no event less than $100,000) are exempt from the right of first offer. The Investors’ Rights Agreement also provides, subject to certain limitations, up to three demand registration rights to investors, beginning six months after the effective date of a Qualified IPO, pursuant to which Holders may request that the Company register for public resale not less than $15,000 of common stock. The Investors’ Rights Agreement also provides Holders the right, at such times as the Company is eligible to file on Form S-3, the right to request other public registrations. The Investors Rights Agreement also provides Holders with certain inspection rights and the right to receive financial statements of the Company. The rights of first offer, inspection and to receive financial statements terminate as to each Holder immediately prior to the consummation of a Qualified IPO.

Voting Agreement — Investors in the Company are party to a Fourth Amended and Restated Voting Agreement (the “Voting Agreement”) providing certain board representation rights, a drag-along right, as well as a right of first refusal and co-sale right in the event shareholders propose to transfer Company stock while the Voting Agreement is in effect. Pursuant to the Voting Agreement, the Company’s board of directors is currently set at eight members, and investors have agreed to cause their votes to be cast such that the founding investors (those investors funding the acquisition of the wind turbine business of DESC) shall be entitled to designate two directors for so long as such investors hold at least 10% of the Company’s common stock; two directors are to be designated by Allen & Company LLC for so long as such investor holds at least 10% of the Company’s common stock; one director is to be designated by RockPort Capital Partners III, L.P. for so long as RockPort Capital Partners III, L.P. or their affiliates own at least 10% of the Company’s common stock; the Company’s chief executive officer is to serve as a director; and two individuals acceptable to the majority of the other members of the board is to serve as independent directors. The Voting Agreement also provides a drag-along right pursuant to which if 60% or more of the Company’s shareholders approve of a sale of the Company (either pursuant to a transaction in which an entity or group of related entities acquires 50% or more of the stock of the Company or in the case of a deemed liquidation event as defined in the Company’s restated Certificate of Incorporation), the shareholders of the Company agree to vote in favor of such transaction if shareholder approval is required, and to sell their stock in the same proportion as the selling shareholders triggering the drag-along right have agreed to sell their shares. The Voting Agreement also places restrictions on the ability of the Company’s shareholders to sell their shares at any point prior to the consummation of a firm commitment underwritten public offering of the Common Stock, by requiring any shareholder who proposes to sell shares to provide first to the Company and then to the Company’s remaining shareholders (those not triggering the proposed transfer) written notice specifying the proposed transferee, the number of shares proposed to be transferred, and the proposed sale price. The Company has the first right to purchase all or any portion of such shares proposed to be transferred and, in the event the Company shall not elect to purchase all such shares, the remaining shareholders shall have the right to purchase such shares proposed for transfer in an amount proportionate to such remaining shareholders’ interest in the Company. If neither the Company nor the remaining shareholders do not fully purchase such shares proposed for transfer, the remaining shareholders are provided a co-sale right pursuant to which they may elect to participate in the proposed transfer of stock in an amount proportionate to their interest in the Company.

Note 18, Subsequent Events, describes the status of subsequent capital financing events occurring after December 2013.